INTEREST BEARING LOANS AND BORROWINGS - Guaranteed interest-bearing loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Bank and other loans	¥ 38,835,887	¥ 46,140,740
Bank and other loans, current	21,238,166	39,348,100
Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	3,948,400	3,040,400
Bank and other loans, current		240,000
Ningxia Energy | Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	1,274,400	892,400
Yinxing Energy | Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	46,000	70,000
Lanzhou Aluminum Factory | Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	150,000
Baotou Aluminum Co. Ltd and Baotou Communications Investment Group Co. Ltd | Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	1,250,000	1,600,000
The Company and Hangzhou Jinjiang Group Co. Ltd | Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	123,500
The Company and Hangzhou Jinjiang Group Limited Company [Member] | Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	10,000	246,000
Qingzhen Industrial Investment Co., Ltd.*("Qingzhen Investment") | Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	47,250	116,000
Guizhou Investment | Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	47,250	116,000
China Great Wall Aluminum Co., Ltd
Disclosure of detailed information about borrowings [line items]
Bank and other loans, current		40,000
Size Industry Investment Fund | Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	¥ 1,000,000
Hangzhou Jinjiang, Qingzhen Investment and Guizhou Investment
Disclosure of detailed information about borrowings [line items]
Bank and other loans, current		¥ 200,000